FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2016
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
Carrying value of estimated fair value of financial instruments
The carrying value and estimated fair value of the Company`s financial instruments at December 31, 2016 and 2015, are as follows:

All figures in USD ‘000	Fair Value Hierarchy Level	2016 Fair Value	2016 Carrying Value	2015 Fair Value	2015 Carrying Value
Cash and Cash Equivalents	1	82,170	82,170	29,889	29,889
Credit Facility	3	(447,000)	(447,000)	(330,000)	(330,000)